Summary of Significant Accounting Policies	1 Months Ended
Jan. 31, 2015
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The accompanying financial statements include the accounts of BioPharmX and our wholly-owned subsidiary. All intercompany transactions have been eliminated in consolidation.

Use of Estimates

        The preparation of these financial statements requires us to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosures. On an ongoing basis, management evaluates its significant accounting policies or estimates. The Company bases its estimates on historical experience and on various market specific and other relevant assumptions that the Company believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ significantly from these estimates and such differences may be material to the financial statements.

Reclassification

        Certain prior year amounts have been reclassified to conform to the current year presentation. The amounts for the prior periods have been reclassified to be consistent with the current year presentation and have no impact on previously reported total assets, total stockholders' deficit or net loss.

Fair Value of Financial Instruments

        Carrying amounts of certain of the Company's financial instruments, including cash, prepaid and other current assets, accounts payable and accrued expenses and related party payables approximate fair value due to their short maturities. Based on borrowing rates currently available to the Company for loans with similar terms, the carrying value of the convertible notes payable approximates fair value.

Inventory

        Inventory is stated at the lower of cost or market. Cost is determined using the standard cost method which approximates actual cost on a first-in, first-out basis. Market value is determined as the lower of replacement cost or net realizable value. The Company regularly reviews inventory quantities in consideration of actual loss experiences, projected future demand, and remaining shelf life to record a provision for excess and obsolete inventory when appropriate.

Shipping and Handling Costs

        Shipping and handling costs are expensed as incurred and are included in cost of revenue.

Revenue Recognition

        The Company shipped its first product to a retailer in December 2014. The product, the VI2OLET iodine dietary supplement, is a new product in the dietary supplement field. Revenue is recognized provided that persuasive evidence of a sales arrangement exists, the price is fixed or determinable, title and risk of loss has transferred, calculability of the resulting receivable is reasonably assured, there are no customer acceptance requirements and the Company does not have any significant post-shipment obligations. The Company recognizes revenue on a sell through basis since the Company does not have the historical information to estimate product returns. As a result, the Company accounts for these product shipments using a deferred revenue recognition model. Under the deferred revenue recognition model, the Company does not recognize revenue upon product shipment. For these product shipments, the Company invoices the reseller, records deferred revenue at gross invoice sales price, and classifies the cost basis of the product held by the wholesaler as a component of inventory. The Company recognizes revenue when product is sold by the reseller to the end-user, on a first-in first-out (FIFO) basis.

Property and Equipment

        Property, plant and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization are recognized using the straight-line method. Repairs and maintenance costs are expensed as incurred. Estimated useful lives in years are as follows:

Description	Estimated Useful Life
Furniture	5 and 7
Laboratory and manufacturing equipment	5
Computer & network equipment	3
Software	3

Intangible Assets

        Intangible assets with finite useful lives are amortized over their estimated useful lives. Intangible assets with finite useful lives are reviewed for impairment when facts or circumstances suggest that the carrying value of these assets may not be recoverable.

        The intangible assets were acquired in March 2013 in connection with the collaboration and license agreement with Iogen LLC detailed in Note 12. Amortization of the intangible assets commenced in January 2015 with the first recognition of revenue related to VI2OLET and is being taken on a straight-line basis over 5 years. Although VI2OLET was launched through online stores in December 2014, the Company determined the criteria for revenue recognition had not been met until sell through to the end customer as discussed in the revenue recognition section in Note 3.

        Identifiable intangible assets were as follows (in thousands):

	As of January 31, 2015
	Estimated Useful Life	Gross Value	Accumulated Amortization	Net Value
Intangible assets	5 years	$150	$(1)	$149

        During the one-month period ended January 31, 2015, $1,000 of amortization was expensed to costs of net revenues. As of January 31, 2015, the estimated aggregate future amortization expense in future years is as follows (in thousands):

Years ending January 31:
2016	$30
2017	30
2018	30
2019	30
2020	29

Total	$149

Impairment of Long-Lived Assets

        The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset might not be recoverable. When such an event occurs, management determines whether there has been an impairment by comparing the anticipated undiscounted future net cash flows to the related asset's carrying value. If an asset is considered impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. The Company has not identified any such impairment losses to date.

Income Taxes

        The Company accounts for income taxes using the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Valuation allowances are established to reduce deferred tax assets when management estimates, based on available objective evidence, that it is more likely than not that the benefit will not be realized for the deferred tax assets.

        The Company's policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. As of the date of adoption of accounting for uncertain tax positions there was no accrued interest or penalties associated with any unrecognized tax benefits, nor was any interest expense recognized during the year.

Comprehensive Loss

        Comprehensive loss is the changes in equity of an enterprise, except those resulting from stockholder transactions. Accordingly, comprehensive loss includes certain changes in equity that are excluded from net loss. For the months ended January 31, 2015 and 2014 and the years ended December 31, 2014 and 2013, the Company's comprehensive loss is equal to the net loss. There were no components of other comprehensive loss for any of the periods presented.

Research and Development Expenses

        Research and development expenses are expensed as incurred and consist primarily of personnel costs, including salaries, benefits and stock-based compensation, clinical studies performed by contract research organizations (CROs), materials and supplies and overhead allocations consisting of various and facilities-related costs.

Stock-Based Compensation

        The Company recognizes stock-based compensation for awards granted to employees on a straight-line basis over the requisite service period, usually the vesting period, based on the grant-date fair value using the Black-Scholes pricing model.

        The Company records stock-based compensation expense for awards granted to non-employees, excluding non-employee directors, based upon the estimated then-current fair value of the equity instrument using the Black-Scholes pricing model. The Company charges the value of the equity instrument to the Consolidated Statements of Operations and Comprehensive Loss over the term of the service agreement and the unvested shares underlying the option are subject to periodic revaluation over the remaining vesting period.

Advertising Expenses

        The Company expenses the costs of advertising, including promotional expenses, as incurred. Advertising expenses were $90,000, $2,000 (unaudited), $68,000 and $7,000 in the months ended January 31, 2015 and 2014 and the years ended December 31, 2014 and 2013, respectively.

Net Loss Per Share Attributable to BioPharmX Common Stockholders

        The following table is a reconciliation of the numerator and denominator used in the calculation of basic and diluted net loss per share attributable to BioPharmX common stockholders:

	Month ended January 31,		Year ended December 31,
	2015	2014	2014	2013
		(Unaudited)
Numerator:
Net loss available to BioPharmX common stockholders (in thousands)	$(1,237)	$(364)	$(8,129)	$(1,588)
Denominator:
Weighted-avarage shares of common stock outstanding used in the calculation of basic net income per share attributable to BioPharmX common stockholders	11,408,000	7,750,000	10,217,000	7,119,000
Effect of dilutive securities:
Stock options and equivalents	—	—	—	—
Convertible redeemable preferred stock	—	—	—	—

Weighted-avarage shares of common stock outstanding used in the calculation of diluted net income per share attributable to BioPharmX common stockholders	11,408,000	7,750,000	10,217,000	7,119,000

        Basic net loss per share attributable to BioPharmX common stockholders is calculated based on the weighted-average number of shares of our common stock outstanding during the period. Diluted net loss per share attributable to BioPharmX common stockholders is calculated based on the weighted-average number of shares of our common stock outstanding and other dilutive securities outstanding during the period. The potential dilutive shares of our common stock resulting from the assumed exercise of outstanding stock options and the assumed conversion of convertible notes are determined under the treasury stock method.

        The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been antidilutive:

	Month ended January 31,		Year ended December 31,
	2015	2014	2014	2013
		(Unaudited)
Convertible redeemable preferred stock	4,207,987	—	4,207,987	—
Stock options and awards to purchase common stock	2,882,585	2,606,000	2,802,690	2,606,000
Common stock warrants	2,702,543	—	2,702,543	—

Recent Accounting Pronouncements

        In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers, (ASU 2014-09), which converges the FASB and the International Accounting Standards Board standards on revenue recognition. Areas of revenue recognition that will be affected include, but are not limited to, transfer of control, variable consideration, allocation of transfer pricing, licenses, time value of money, contract costs and disclosures. This guidance is effective for the fiscal years and interim reporting periods beginning after December 15, 2016. The Company is currently evaluating the impact that the adoption of ASU 2014-09 will have on its consolidated financial statements and related disclosures.

        On June 10, 2014, the FASB issued ASU 2014-10, Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation, (ASU 2014-10), which eliminates the definition of a development stage entity, eliminates the development stage presentation and disclosure requirements under Accounting Standards Codification, or ASC, 915 Development Stage Entities, or ASC 915, and amends provisions of existing variable interest entity guidance under ASC 810 Consolidation. As a result of the changes, entities which meet the former definition of a development stage entity will no longer be required to: (1) present inception-to-date information in the statements of income, cash flows, and stockholder equity; (2) label the financial statements as those of a development stage entity; (3) disclose a description of the development stage activities in which the entity is engaged; and (4) disclose in the first year in which the entity is no longer a development stage entity that in prior years it had been in the development stage. Furthermore, ASU 2014-10 clarifies disclosures about risks and uncertainties under ASC Topic 275, Risks and Uncertainties, that apply to companies that have not commenced planned principal operations. Finally, variable interest entity rules no longer contain an exception for development stage entities and, as a result, development stage entities will have to be evaluated for consolidation in the same manner as non-development stage entities.

        Under ASU 2014-10, entities are no longer required to apply the presentation and disclosure provisions of ASC 915 during annual periods beginning after December 15, 2014. In addition, the revisions to the consolidation standards are effective for annual periods beginning after December 15, 2015. Early adoption is permitted for any annual reporting period or interim period for which the entity's financial statements have not yet been issued.

        The Company has adopted ASU 2014-10 effective as of its issuance date. Adoption of this standard had no impact on its financial position, results of operations, or cash flows; however, the presentation of the consolidated financial statements and related disclosures in the notes to the consolidated financial statements has been changed to eliminate the disclosures that are no longer required.

        In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (ASU 2014-15). This standard includes guidance about management's responsibility to evaluate whether there is substantial doubt about an entity's ability to continue as a going concern within one year after the financial statements are issued. If conditions or events raise substantial doubt, the entity must disclose the conditions or events that raise substantial doubt about the entity's ability to continue as a going concern, management's evaluation of those conditions or events, and management's plans to mitigate the conditions or events. This update is effective for interim and annual reporting periods beginning after December 15, 2016. Early adoption is permitted. The Company is currently evaluating the impact that the adoption of ASU 2014-15 will have on its consolidated financial statements and related disclosures.

        The Company has reviewed other recent accounting pronouncements and concluded they are either not applicable to the business, or no material effect is expected on the consolidated financial statements as a result of future adoption.